AETNA SERIES FUND, INC.

                         Supplement dated July 30, 2001

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE CLASS A, B, AND C PROSPECTUS, THE CLASS I PROSPECTUS, AND THE AETNA INDEX PLUS PROTECTION FUND PROSPECTUS EACH DATED MARCH 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS.

The following changes were effective as of July 9, 2001.

The following replaces the addresses in the chart in the section entitled "How to Buy Shares - By Mail" on page 44 of the Class A, B, C Prospectus, and page 35 of the Class I Prospectus:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
P.O. Box 219368
Kansas City, MO 64121-9368

The following replaces the addresses in the chart in the section entitled "How to Buy Shares - By Overnight Courier" on page 45 of the Class A, B, C Prospectus, and page 35 of the Class I Prospectus:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
330 West 9(th) Street
Kansas City, MO 64105-1514

The following replaces the disclosure in the chart in the section entitled "How to Buy Shares - By Wire - To Purchase Additional Shares" on page 45 of the Class A, B, C Prospectus, and pages 35 and 36 of the Class I Prospectus:

Call 1-800-367-7732 prior to sending the wire in order to obtain a confirmation number.

Instruct your bank to wire funds to:

State Street Bank & Trust
ABA #101003621

Credit to:
State Street Bank & Trust
Account #7519117

Further Credit to:
Name of Fund
Shareholder Account Number
Shareholder Name (as it appears on statement)

Federal Funds wire purchase orders will be accepted only when the Fund's transfer agent and custodian bank are open for business.

Neither the Funds nor their agents are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete instructions.

The following replaces the address in the chart in the section entitled "How to sell Shares - Redemptions By Mail" on page 47 of the Class A, B, C Prospectus, page 37 of the Class I Prospectus, and page 10 of the Aetna Index Plus Protection Fund:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
P.O. Box 219368
Kansas City, MO 64121-9368

P492                                                                   July 2001

                             AETNA SERIES FUND, INC.

                         Supplement dated July 30, 2001

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE AETNA SMALL COMPANY FUND CLASS A, B, C, I PROSPECTUS DATED MARCH 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE PROSPECTUS.

The following changes were effective as of July 9, 2001.

The following replaces the addresses in the chart in the section entitled "How to Buy Shares - By Mail" on page 11 of the Aetna Small Company Class A, B, C, I
Prospectus:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
P.O. Box 219368
Kansas City, MO 64121-9368

The following replaces the addresses in the chart in the section entitled "How to Buy Shares - By Overnight Courier" on page 12 of the Aetna Small Company Class A, B, C, I Prospectus:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105-1514

The following replaces the disclosure in the chart in the section entitled "How to Buy Shares - By Wire - To Purchase Additional Shares" on page 12 of the Aetna Small Company Class A, B, C, I Prospectus:

Call 1-800-367-7732 prior to sending the wire in order to obtain a confirmation number.

Instruct your bank to wire funds to:

State Street Bank & Trust
ABA #101003621

Credit to:
State Street Bank & Trust
Account #7519117

Further Credit to:
Name of Fund
Shareholder Account Number
Shareholder Name (as it appears on statement)

Federal Funds wire purchase orders will be accepted only when the Fund's transfer agent and custodian bank are open for business.

Neither the Funds nor their agents are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete instructions.

The following replaces the address in the chart in the section entitled "How to sell Shares - Redemptions By Mail" on page 14 of the Aetna Small Company Class A, B, C, I Prospectus:

Aetna Series Fund, Inc.
c/o DST Systems, Inc.
P.O. Box 219368
Kansas City, MO 64121-9368


P493                                                                   July 2001

                             AETNA SERIES FUND, INC.

                         Supplement dated July 30, 2001

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENTS OF ADDITIONAL INFORMATION ("STATEMENT") FOR AETNA SERIES FUND, INC. CLASS A, B, C and I, BROKERAGE CASH RESERVES, AND AETNA INDEX PLUS PROTECTION FUND, EACH DATED MARCH 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH EACH STATEMENT.

The following changes are effective as of July 9, 2001.

The following replaces the section entitled "Transfer Agent" on page 28 of the Class A, B, C and I Statement, page 12 of the Brokerage Cash Reserves Statement and page 22 of the Aetna Index Plus Protection Fund Statement:

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Funds.

The following replaces the first bullet and address in the section entitled "Purchase and Redemption of Shares - Accounts Not Maintained Through Financial Intermediaries" on page 14 of the Brokerage Cash Reserves Statement:

     o purchase additional shares of the Fund by sending a letter indication your name, account number(s), the name of the Fund and the amount you want to invest in the Fund. Make your check payable to Aetna Series Fund, Inc. and mail to:

                  Aetna Series Fund, Inc.
                  c/o DST Systems, Inc.
                  P.O. Box 219368
                  Kansas City, MO 64121-9368

The following replaces the second bullet and address in the section entitled "Purchase and Redemption of Shares - Accounts Not Maintained Through Financial Intermediaries" on page 14 of the Brokerage Cash Reserves Statement:

     o   redeem shares you own by sending written instructions to:

                  Aetna Series Fund, Inc.
                  c/o DST Systems, Inc.
                  P.O. Box 219368
                  Kansas City, MO 64121-9368





P494                                                                   July 2001